Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized
	Year ended December 31
	2024	2023	2022
Cost of revenues	339	271	184
Research and development	513	485	406
Selling and marketing	26	87	42
General and administrative	2,260	1,097	1,314

Total share-based compensation	3,138	1,940	1,946

Schedule of share options activity
	2024		2023		2022
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	957,487	19.34	764,767	30.44	537,288	44.45
Options Granted	316,165	12.73	346,950	11.87	320,775	14.25
Options Exercised	(62,683)	13.65	-	-	(807)	12.23
Options Forfeited and/or expired	(82,871)	34.8	(154,230)	57.55	(92,489)	55.58

Outstanding options at end of year	1,128,098	16.67	957,487	19.34	764,767	30.44

Option's Exercisable at end of year	550,159	20.79	462,045	26.25	373,681	46.18

Schedule of information about share options outstanding
	Options outstanding as of December 31, 2024
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

8.13-9.64	55,950	8.85	8.44
11.89-14.42	943,109	8.04	13.01
34.44-37.52	84,829	4.84	36.56
47.11-67.06	44,210	0.97	66.93
Total	1,128,098	7.56	16.67

	Options outstanding as of December 31, 2023
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

8.26-9.64	55,950	9.85	8.44
11.89-14.42	711,124	7.89	13.20
26.88-37.52	125,535	5.62	35.99
42.14-67.06	64,878	1.85	63.84
Total	957,487	7.29	19.34

Schedule of fair value assumptions
	December 31
	2024	2023	2022
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	61-62	61-77	59-77
Risk‑free interest rate (%)	3.87-5.03	2.1-5.36	2.1-5.2
Early exercise factor (%)	100-150	100-150	100-150
Weighted average share prices (Dollar)	12.73	10.71	13.22

Restricted Shares Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share options activity
	RSU's 2024	RSU's 2023	RSU's 2022

Outstanding at beginning of year	32,714	42,013	14,581
Granted	30,481	9,100	39,286
Forfeited	(454)	(941)	(27)
Vested	(13,801)	(17,458)	(11,827)
Outstanding at the end of the period	48,940	32,714	42,013